ACCOUNTS RECEIVABLE FROM/PAYABLE TO RELATED ENTITIES (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure Of Accouts Receivable Payable From To Related Party Explanatory [Abstract]
Schedule of accounts receivable
					As of	As of
			Country		December 31,	December 31,
Tax No.	Related party	Relationship	of origin	Currency	2020	2019
					ThUS$	ThUS$
Foreign	Qatar Airways	Indirect shareholder	Qatar	US$	148	19,400
Foreign	TAM Aviação Executiva e
	Taxi Aéreo S.A.	Common shareholder	Brazil	BRL	1	-
Foreign	Delta Air Lines Inc.	Shareholder	U.S.A.	US$	-	205
87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	CLP	6	36
96.782.530-1	Inmobiliaria e Inversiones Asturias S.A.	Related director	Chile	CLP	-	1
76.335.600-0	Parque de Chile S.A.	Related director	Chile	CLP	2	2
96.989.370-3	Rio Dulce S.A.	Related director	Chile	CLP	1	-
96.810.370-9	Inversiones Costa Verde
	Ltda. y CPA.	Related director	Chile	CLP	-	1
	Total current assets				158	19,645

Schedule of current and non current accounts payable
					Current liabilities		Non current liabilities
					As of	As of	As of	As of
			Country		December 31,	December 31,	December 31,	December 31,
Tax No.	Related party	Relationship	of origin	Currency	2020	2019	2020	2019
					ThUS$	ThUS$	ThUS$	ThUS$
78.591.370-1	Bethia S.A. and Subsidiaries	Related director	Chile	CLP	-	53	-	-
Foreign	Delta Airlines, Inc.	Shareholder	U.S.A.	US$	805	-	-	-
Foreign	Patagonia Seafarms INC	Related director	U.S.A.	US$	7	3	-	-
96.810.370-9	Inversiones Costa Verde Ltda. y CPA. (*)	Related director	Chile	CLP	-	-	105,713	-
Foreign	QA Investments Ltd (*)	Common shareholder	Jersey Channel Islands	US$	-	-	132,141	-
Foreign	QA Investments 2 Ltd (*)	Common shareholder	Jersey Channel Islands	US$	-	-	132,141	-
Foreign	Lozuy S.A. (*)	Common shareholder	Uruguay	US$	-	-	26,428	-
	Total current and non current liabilities				812	56	396,423	-